Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Bond	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 4,584,000	$ 3,793,000	$ 3,743,000
Liability reserve for insurance claims	42,552,000	25,529,000
Outstanding letters of credit	46,485,000
Surety bonds	305,237,000
Balance of top 5 surety bonds	87,283,000
Group of bonds, amount	5
Percentage of top 5 surety bonds	29.00%
Loan to affiliate		3,402,000	2,000,000
Purchase commitments for property, plant and equipment	220,542,000
Capital expenditures	34,135,000	15,839,000	33,654,000
Percentage of employees represented in labor union	13.00%
Magnesia Specialty Products
Commitments and Contingencies [Line Items]
Percentage of employees represented in labor union	100.00%
Cement
Commitments and Contingencies [Line Items]
Percentage of employees represented in labor union	100.00%
Capital Addition Purchase Commitments
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	116,681,000
Energy And Service Contracts
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	103,861,000
Revolving Line Of Credit Expires In July 2013
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations	25,000,000
Revolving Line Of Credit Expires In August 2015
Commitments and Contingencies [Line Items]
Line of credit maturity period	2015-12
Loan Due May 2016
Commitments and Contingencies [Line Items]
Loan to affiliate		3,402,000
Loan to affiliate, due date	2016-05
Due from affiliate	1,808,000
Interest-Only Note Due December 29, 2016
Commitments and Contingencies [Line Items]
Due from affiliate	6,000,000
Revolving Credit Facility
Commitments and Contingencies [Line Items]
Outstanding letters of credit	$ 2,507,000	$ 2,507,000